EIP Investment Trust

10 Wright Street

Westport, Connecticut 06880

October 12, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Ms. Anu Dubey

Re:	EIP Investment Trust (the “Registrant”) File Nos. 811-21940 and 333-212228

Dear Ms. Dubey:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, the undersigned hereby requests the acceleration of the effective date of Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (the “Amendment”) to October 14, 2016, or as soon thereafter as practicable.

The Registrant acknowledges that (i) should the Securities and Exchange Commission (the “SEC”) or its staff (the “Staff”), acting pursuant to delegated authority, declare the Amendment effective, doing so does not foreclose the SEC from taking any action with respect to the Amendment; (ii) the action of the SEC or the Staff, acting pursuant to delegated authority, in declaring the Amendment effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Amendment; and (iii) the Registrant may not assert this action as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Sincerely yours,

EIP INVESTMENT TRUST

By: /s/ Nandita Hogan

Name: Nandita Hogan

Title: Chief Compliance Officer and Secretary

FORESIDE FUND SERVICES, LLC

By: /s/ Mark Fairbanks

Name: Mark Fairbanks

Title: Vice President